UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5.625%, 12/1/29 (Prerefunded 12/1/19)	BBB+	$3,000,000	$3,461,460

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	557,640

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	2,100,000	2,331,378

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.50%, 10/1/40	Baa2	1,300,000	1,455,272
5.00%, 10/1/34	Baa2	700,000	790,265

			8,596,015
Massachusetts (0.2%)

MA State VRDN (Construction Loan), Ser. A, 0.58%, 3/1/26	VMIG1	2,540,000	2,540,000

			2,540,000
Mississippi (0.7%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.62%, 12/1/30	VMIG1	8,250,000	8,250,000

			8,250,000
Nevada (0.4%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.64%, 6/1/42	VMIG1	4,335,000	4,335,000

			4,335,000
New York (94.3%)

Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6.25%, 11/15/38 (Prerefunded 11/15/20)	AAA/P	4,110,000	5,014,364
(Albany College of Pharmacy), 5.00%, 12/1/33	BBB	325,000	380,903
(Albany College of Pharmacy), 5.00%, 12/1/32	BBB	495,000	582,150
(Albany College of Pharmacy), 5.00%, 12/1/30	BBB	250,000	295,845

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. Peters Hosp.), Ser. E, 5.50%, 11/15/27 (Prerefunded 11/15/17)	AAA/P	1,000,000	1,058,580
(St. Peters Hosp.), Ser. A, U.S. Govt. Coll., 5.25%, 11/15/32 (Prerefunded 11/15/17)	AAA/P	2,100,000	2,216,802
(St. Peter's Hosp.), Ser. A, U.S. Govt. Coll., 5.25%, 11/15/27 (Prerefunded 11/15/17)	AAA/P	3,000,000	3,166,860
(Albany Law School), Ser. A, 5.00%, 7/1/31	BBB	3,000,000	3,101,160

Battery Park, Rev. Bonds, Ser. A, 5.00%, 11/1/30	Aaa	5,235,000	6,449,258

Brooklyn Arena Local Dev. Corp. Rev. Bonds
(Barclays Ctr.), 6.375%, 7/15/43 (Prerefunded 1/15/20)	Baa3	2,000,000	2,361,400
(Brooklyn Events Ctr., LLC (Pilot Bonds)), Ser. A, 5.00%, 7/15/42(FWC)	Baa3	2,000,000	2,434,460

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6.875%, 7/1/40 (Prerefunded 7/1/18)	AAA/P	715,000	794,672

Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa1	1,000,000	1,196,290
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	5,167,812
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	589,025

Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds (Toll Bridge Syst.)
5.00%, 1/1/25	A+	400,000	498,480
5.00%, 1/1/24	A+	250,000	307,128

Build NY City Resource Corp. Rev. Bonds
(YMCA of Greater NY), 5.00%, 8/1/40	A-	2,050,000	2,403,154
5.00%, 7/1/40	A+	3,175,000	3,769,233
(Queens College), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,448,557
(Pratt Paper, LLC), 5.00%, 1/1/35	B+/P	1,750,000	1,996,243
(South Bronx Charter School for Intl. Cultures), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,118,620
(Bronx Charter School for Excellence), 5.00%, 4/1/33	BBB-	500,000	547,965
(YMCA of Greater NY), 5.00%, 8/1/32	A-	1,740,000	1,986,541

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, U.S. Govt. Coll., 5.00%, 5/1/40 (Prerefunded 5/1/20)	AA	1,000,000	1,147,770

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5.875%, 4/1/42	Baa3	2,000,000	2,162,400

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	3,665,000	3,881,162

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM, U.S. Govt. Coll.
5.75%, 5/1/28 (Prerefunded 5/1/18)	Aa2	5,000,000	5,420,200
5.75%, 5/1/25 (Prerefunded 5/1/18)	Aa2	7,500,000	8,130,300

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15%, 4/1/21	Baa2	1,065,000	1,068,749

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges)
5.25%, 9/1/44	A	2,000,000	2,370,260
5.00%, 9/1/32	A	2,000,000	2,341,840

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.75%, 7/1/39	BBB	2,500,000	2,744,125
(Adelphi U.), Ser. B, 5.25%, 2/1/39	A-	1,500,000	1,646,820
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,621,839
(Adelphi U.), Ser. B, 5.00%, 2/1/34	A-	3,000,000	3,275,910
(Hofstra U.), 5.00%, 7/1/28	A	650,000	754,390

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	A2	3,100,000	3,674,306
AMBAC, 5.00%, 2/15/47	A2	2,500,000	2,539,350

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters)
5.50%, 10/1/37	A3	4,010,000	5,567,163
5.25%, 10/1/35	A3	4,000,000	5,483,400

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5.00%, 9/1/25	A3	1,000,000	1,202,840

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, FNMA Coll., FCS, FHL Banks Coll., U.S. Govt. Coll., 6.00%, 5/1/33 (Prerefunded 5/1/19)	A3	3,500,000	3,980,690
Ser. C, AGC, 5.25%, 9/1/29	AA	3,835,000	5,052,766
Ser. B, 5.00%, 9/1/45	A3	2,000,000	2,400,180
Ser. A, 5.00%, 9/1/44	A3	3,500,000	4,160,555
Ser. A, 5.00%, 9/1/39	A3	8,800,000	10,488,984
AGM, zero %, 6/1/28	AA	2,510,000	1,897,033

Metro. Trans. Auth. Mandatory Put Bonds (2/15/20), Ser. C-2B, 5.00%, 11/15/34	AA-	3,000,000	3,398,430

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5.00%, 11/15/41	AA-	6,000,000	7,093,020
Ser. D, 5.00%, 11/15/38	AA-	4,070,000	4,877,936
Ser. A, 5.00%, 11/15/37 (Prerefunded 11/15/17)	AA-	12,440,000	13,094,966
Ser. A, 5.00%, 11/15/37 (Prerefunded 11/15/17)	AAA/P	2,560,000	2,693,222
Ser. B, 5.00%, 11/15/37	AA-	7,500,000	9,238,200
Ser. D, 5.00%, 11/15/29	AA-	6,000,000	7,264,800
Ser. D-1, 5.00%, 11/1/28	AA-	2,500,000	3,027,125
Ser. C-1, 5.00%, 11/15/27	AA-	1,500,000	1,937,010
Ser. A, NATL, 5.00%, 11/15/26 (Prerefunded 11/15/17)	AA-	5,000,000	5,263,250
Ser. A, 5.00%, 11/15/22 (Prerefunded 11/15/16)	AA-	5,000,000	5,044,100

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds
Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AA	8,200,000	9,060,180
Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AAA/P	800,000	883,920
Ser. A, 5.25%, 11/15/34	AA	5,600,000	7,216,608
(Green Bond), Ser. B-1, 5.00%, 11/15/36	AA	7,000,000	8,773,240

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O, U.S. Govt Coll., 5.50%, 7/1/17 (Escrowed to maturity)	AA+	7,040,000	7,325,050

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	A-	2,000,000	2,252,520
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,243,260
(U. of Rochester), Ser. B, 5.00%, 7/1/33	Aa3	2,795,000	3,374,459
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	A-	1,250,000	1,431,700
(U. of Rochester), Ser. B, 5.00%, 7/1/32	Aa3	3,040,000	3,681,136
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	944,176

Nassau Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 4/1/30	AA	8,680,000	10,433,013

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5.00%, 7/1/37	A3	2,050,000	2,314,040
(Winthrop U. Hosp. Assn.), 5.00%, 7/1/37	Baa2	1,000,000	1,136,320
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5.00%, 7/1/33	Baa1	1,355,000	1,582,667
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5.00%, 7/1/32	Baa1	1,500,000	1,761,300
(South Nassau Cmntys. Hosp.), 5.00%, 7/1/27	A3	1,255,000	1,452,612

Nassau Cnty., Swr. & Storm Wtr. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/23	AAA	2,000,000	2,507,460

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	B-	5,640,000	5,677,337

New Rochelle, Corp. Local Dev. Rev. Bonds (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	407,117

New York, G.O. Bonds
Ser. 1-I, 5.00%, 3/1/36	Aa2	5,000,000	5,980,500
Ser. C, AGM, U.S. Govt. Coll., 5.00%, 1/1/23 (Prerefunded 1/1/17)	Aa2	10,000,000	10,143,400

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5.00%, 5/1/42	BBB+	1,000,000	1,140,050
5.00%, 5/1/35	BBB+	1,670,000	1,919,147
5.00%, 5/1/30	BBB+	2,230,000	2,576,810

Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	545,325

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5.25%, 11/1/42	Ba2	2,450,000	2,495,129

Niagara, Frontier Trans. Auth. Rev. Bonds
(Buffalo Niagara Intl. Arpt.), Ser. A, 5.00%, 4/1/28	Baa1	2,560,000	2,947,379
(Buffalo Niagara Intl. Arpt.), Ser. A, 5.00%, 4/1/27	Baa1	875,000	1,010,310
5.00%, 4/1/24	Baa1	2,000,000	2,356,280

NY City, G.O. Bonds
Ser. F-1, 5.00%, 3/1/37	Aa2	2,000,000	2,386,080
Ser. E, 5.00%, 8/1/34	Aa2	6,360,000	7,943,131
Ser. A-1, 5.00%, 8/1/32	Aa2	5,000,000	5,852,550
Ser. E, 5.00%, 8/1/32	Aa2	4,500,000	5,661,225
Ser. A-1, 5.00%, 8/1/30	AA	2,500,000	3,170,700

NY City, City Transitional Fin. Auth. Rev. Bonds (Bldg. Aid Fiscal 2008), Ser. S-1
5.00%, 1/15/29	Aa2	5,000,000	5,283,800
5.00%, 1/15/25	Aa2	3,000,000	3,175,740

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.58%, 11/1/22	VMIG1	10,785,000	10,785,000

NY City, Cultural Resource Rev. Bonds
(Wildlife Conservation Society), 5.00%, 8/1/33	Aa3	2,500,000	3,031,525
(Museum of Modern Art), Ser. 1A, 5.00%, 4/1/31 (Prerefunded 10/1/18)	Aa2	3,500,000	3,811,675

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45%, 11/1/46	AA+	2,670,000	2,845,553
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35%, 5/1/41	AA+	1,200,000	1,285,728
(Multi-Fam. Hsg.), Ser. H-2-A, 5.20%, 11/1/35	AA+	1,675,000	1,793,942
Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,375,000

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGC, 7.00%, 3/1/49	AA	1,000,000	1,149,630
(Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/24	BBB	3,500,000	3,544,695

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB	1,500,000	1,682,010

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.25%, 6/15/40	Aa1	10,000,000	11,186,500
(Second Generation Resolution), Ser. GG-1, 5.25%, 6/15/32	Aa1	6,000,000	6,752,460
5.00%, 6/15/46	Aa1	2,500,000	2,978,150
(Second Gen. Resolution), 5.00%, 6/15/46	Aa1	5,350,000	6,510,683
Ser. GG, 5.00%, 6/15/43	Aa1	4,760,000	5,536,737
(2nd Gen. Resolution), Ser. HH, 5.00%, 6/15/39	Aa1	9,000,000	11,000,700
Ser. AA, 5.00%, 6/15/34	Aa1	5,000,000	5,848,650
Ser. A, 4.75%, 6/15/30	AAA	4,720,000	4,864,432
Ser. A, 4.75%, 6/15/30 (Prerefunded 6/15/17)	AAA/P	1,095,000	1,130,248

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	8,000,000	9,696,080
Ser. F-1, 5.00%, 5/1/39	AAA	7,500,000	8,872,800
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	11,052,540
Ser. A-1, 5.00%, 11/1/38	AAA	2,500,000	3,021,550
(Future Tax), Ser. D-1, 5.00%, 11/1/32	AAA	5,000,000	5,941,050
(Future Tax), Ser. A-1, 5.00%, 5/1/32	AAA	4,780,000	6,009,129
(Future Tax), Ser. E-1, 5.00%, 2/1/31	AAA	7,600,000	9,545,372
Ser. B-1, 5.00%, 11/1/30	AAA	3,000,000	3,724,560

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	7,914,920
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	5,475,334
Ser. S-1, 5.00%, 7/15/37	Aa2	7,500,000	8,929,650
Ser. S-1, NATL, 5.00%, 7/15/31	Aa2	10,500,000	10,670,415
Ser. S-5, 5.00%, 1/15/30	Aa2	3,375,000	3,694,646

NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42	Aa3	1,915,000	2,248,574
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/38	Aa3	1,250,000	1,478,250
(Whitney Museum of American Art), 5.00%, 7/1/31	A	2,000,000	2,288,960
(Museum of Modern Art (The)), Ser. 1-E, 4.00%, 2/1/23	Aa2	1,200,000	1,412,952

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5.75%, 6/1/43	Baa2	5,000,000	5,066,800

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6.00%, 6/1/43	A3	1,135,000	1,136,680

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5.00%, 6/1/38	BB	7,250,000	7,250,290

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5.625%, 1/15/46	AA+	2,000,000	2,300,420

NY State Convention Ctr. Dev. Corp. Rev. Bonds (Hotel Unit Fee), 5.00%, 11/15/45	Aa3	3,000,000	3,631,590

NY State Dorm Auth. Personal Income Tax Rev. Bonds (Group C), Ser. B, 5.00%, 2/15/41	AAA	5,000,000	6,081,750

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6.00%, 7/1/40 (Prerefunded 7/1/20)	A3	1,500,000	1,792,185
(State U. Edl. Fac.), Ser. A, AGM, 5.875%, 5/15/17	Aa2	4,630,000	4,801,588
(Brooklyn Law School), 5.75%, 7/1/33	Baa1	1,000,000	1,124,260
(City U.), Ser. A, 5.75%, 7/1/18	Aa2	4,335,000	4,606,371
(Skidmore College), Ser. A, 5.50%, 7/1/41	A1	3,000,000	3,525,300
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	12,469,415
(North Shore Long Island Jewish Group), Ser. A, U.S. Govt. Coll., 5.50%, 5/1/37 (Prerefunded 5/1/19)	A3	11,500,000	12,944,975
(Fordham U.), Ser. A, 5.50%, 7/1/36	A2	1,800,000	2,126,160
(North Shore Long Island Jewish Group), Ser. E, 5.50%, 5/1/33	A3	2,000,000	2,222,180
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,740,610
(St. Joseph College), 5.25%, 7/1/35	Ba1	2,000,000	2,148,440
(Manhattan Marymount), 5.25%, 7/1/29	Baa2	2,000,000	2,208,580
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5.25%, 7/1/19	A1	4,300,000	4,823,353
(Highland Hosp. Rochester), 5.20%, 7/1/32	A2	1,000,000	1,127,690
(Mount Sinai School of Medicine), FNMA Coll., FHL Banks Coll., 5.125%, 7/1/39 (Prerefunded 7/1/19)	A3	15,000,000	16,836,300
(Siena College), 5.125%, 7/1/39	Baa1	3,000,000	3,238,530
Ser. A, 5.00%, 3/15/44	AAA	5,500,000	6,626,070
(St. Francis College), 5.00%, 10/1/40	A-	3,000,000	3,404,070
(L I Jewish), Ser. A, U.S. Govt. Coll., 5.00%, 11/1/34 (Prerefunded 11/1/16)	A3	1,800,000	1,812,222
(St. Francis College), 5.00%, 10/1/32	A-	2,360,000	2,716,124

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6.25%, 12/1/37	Ba1	7,500,000	8,160,675
(NYU Hosp. Ctr.), Ser. B, 5.25%, 7/1/24 (Prerefunded 7/1/17)	AAA/P	2,590,000	2,688,498
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,463,470
(Memorial Sloan-Kettering Cancer Ctr.), 5.00%, 7/1/36	Aa3	1,125,000	1,303,718
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5.00%, 7/1/36	Aa3	5,690,000	6,100,363
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	3,229,078
(Teachers College), Ser. A, 5.00%, 7/1/31	A1	1,750,000	2,054,868
(The New School), 5.00%, 7/1/31	A3	5,000,000	5,722,900
(Brooklyn Law School), Ser. A, 5.00%, 7/1/29	Baa1	1,000,000	1,172,400
(NYU), Ser. B, FHLMC Coll., FNMA Coll., FHL Banks Coll., 5.00%, 7/1/29 (Prerefunded 7/1/18)	Aa3	5,000,000	5,383,250
(Brooklyn Law School), Ser. A, 5.00%, 7/1/27	Baa1	1,000,000	1,176,630
(U. of Rochester), Ser. A-1, U.S. Govt. Coll., FHL Banks Coll., 5.00%, 7/1/27 (Prerefunded 1/1/17)	Aa3	1,900,000	1,926,999
(Brooklyn Law School), Ser. A, 5.00%, 7/1/26	Baa1	1,000,000	1,178,450
(NYU Hosp. Ctr.), Ser. A, 5.00%, 7/1/26 (Prerefunded 7/1/17)	AAA/P	1,000,000	1,035,990
(Teachers College), Ser. A, 5.00%, 7/1/26	A1	1,000,000	1,187,580
(NYU Hosp. Ctr.), Ser. A, 5.00%, 7/1/22 (Prerefunded 7/1/17)	AAA/P	1,000,000	1,035,990

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	735,000	871,423
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	44,512
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36 (Prerefunded 10/1/19)	AA	3,340,000	3,783,652
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,951,525
(Pratt Institute), 5.00%, 7/1/39	A3	2,750,000	3,361,325
(Pratt Institute), Ser. A, 5.00%, 7/1/39	A3	1,000,000	1,183,550
(Rochester Inst. of Tech.), 5.00%, 7/1/38	A1	2,000,000	2,332,800
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,668,100
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,559,680
(NYU), Ser. A, 5.00%, 7/1/35	Aa3	2,000,000	2,470,120
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	395,889
(Pratt Institute), Ser. A, 5.00%, 7/1/34	A3	1,000,000	1,196,140
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A3	360,000	444,276
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	6,005,800
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	22,258
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31 (Prerefunded 10/1/19)	AA	1,980,000	2,235,499
(NYU Hosp. Ctr.), 5.00%, 7/1/31	A3	1,320,000	1,605,292
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,249,040
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,220,180
(NY U.), Ser. A, 5.00%, 7/1/29	Aa3	1,500,000	1,927,110
(NY U.), Ser. A, 5.00%, 7/1/27	Aa3	2,000,000	2,605,020

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5.75%, 3/15/36	AAA	5,000,000	5,612,050
Ser. C, 5.00%, 3/15/41	AAA	10,000,000	11,640,000
Ser. A, 5.00%, 3/15/28	AAA	10,000,000	11,053,100
Ser. A, 5.00%, 3/15/28	AAA	3,325,000	3,538,864

NY State Dorm. Auth. State Supported Debt Rev. Bonds (City U.), Ser. B, 5.00%, 7/1/26	AA	5,000,000	5,378,500

NY State Dorm. Auth. Supported Debt Rev. Bonds (State U. of NY), Ser. A
5.00%, 7/1/42	Aa2	2,000,000	2,342,400
5.00%, 7/1/41	Aa2	5,250,000	6,037,815

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5.00%, 6/15/34	Aaa	10,000,000	11,135,600
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5.00%, 6/15/29	Aaa	2,500,000	2,682,825
(United Wtr. New Rochelle), Ser. A, 4.875%, 9/1/40	A-	5,000,000	5,566,400

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	BB-	2,000,000	2,073,460

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5.00%, 11/1/42	Aa2	4,660,000	5,050,555
Ser. B, 4.85%, 11/1/41	Aa2	2,600,000	2,768,220

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,138,770
(7 World Trade Ctr.), Ser. 2, 5.00%, 9/15/43	A1	4,000,000	4,581,880
(1 WTC Port Auth. Construction), 5.00%, 12/15/41	Aa3	7,500,000	8,797,275
(7 World Trade Center II, LLC), 5.00%, 9/15/40	Aaa	4,815,000	5,685,745
(4 World Trade Ctr.), 5.00%, 11/15/31	A+	2,500,000	2,935,400

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.), Class 1, 5.00%, 11/15/44	BB-/P	3,000,000	3,489,570

NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	2,410,000	2,497,555

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/38	Aa1	2,000,000	2,388,060

NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/51	A3	2,000,000	2,409,620
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/28 (Prerefunded 10/1/18)	AA	3,000,000	3,267,150
Ser. H, NATL, 5.00%, 1/1/28	AA-	1,235,000	1,302,592
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/27 (Prerefunded 10/1/18)	AA	4,000,000	4,356,200
5.00%, 1/1/24	A2	1,250,000	1,567,925

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.25%, 1/1/50	Baa3	1,000,000	1,170,940
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,500,000	2,883,750
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,157,680
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa1	1,500,000	1,806,345

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5.625%, 1/1/28	AA	9,500,000	10,562,860
(Clarkson Ctr.), 5.50%, 1/1/20	Aa2	1,385,000	1,498,598
Ser. B-1, 5.00%, 3/15/36	AAA	9,000,000	9,895,410
(Personal Income Tax), Ser. A, 5.00%, 3/15/35	AAA	3,500,000	4,344,760
(State Personal Income Tax), Ser. A-1, 5.00%, 3/15/30	AAA	2,000,000	2,429,400
Ser. A-1, 5.00%, 12/15/28	AAA	5,000,000	5,473,600
Ser. B, 5.00%, 1/1/27	AA	7,000,000	7,532,560

NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds (Group C), Ser. A , 5.00%, 3/15/38	AAA	6,515,000	7,988,823

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5.875%, 12/1/29	BB-/P	1,000,000	1,001,140

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.)
5.00%, 12/1/36	Aa3	2,000,000	2,338,000
5.00%, 12/1/31	Aa3	2,000,000	2,441,440

Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,723,439

Onondaga, Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5.375%, 7/1/40	Baa2	3,900,000	4,372,407
(Jewish Home of Central NY Oblig. Group), 5.25%, 3/1/31	B/P	2,035,000	2,040,678
(St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	2,315,000	2,601,852
(St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.00%, 7/1/42 (Prerefunded 7/1/22)	AAA/P	1,000,000	1,223,040
(Le Moyne College), 5.00%, 7/1/32	Baa2	1,635,000	1,899,249

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	1,800,000	1,800,648
5.375%, 3/1/28	Aa3	1,000,000	1,283,510
Ser. 186, 5.00%, 10/15/44	Aa3	8,000,000	9,459,440
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,728,516
Ser. 185th, 5.00%, 9/1/30	Aa3	2,000,000	2,417,840
NATL, 4.75%, 10/15/28	Aa3	7,000,000	7,167,860

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	3,500,000	4,092,970

Rensselaer, City School Dist. COP, SGI
5.00%, 6/1/21	A-/P	2,010,000	2,014,764
5.00%, 6/1/20	A-/P	1,150,000	1,152,668
5.00%, 6/1/19	A-/P	1,345,000	1,348,094
5.00%, 6/1/18	A-/P	1,180,000	1,182,608

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 3/1/24	AA	1,600,000	1,934,656

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. B
5.25%, 12/1/32	A-	1,500,000	1,580,970
5.125%, 12/1/27	A-	1,000,000	1,055,510

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5.00%, 7/1/32	A1	3,430,000	4,071,307

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), U.S. Govt. Coll., 5.00%, 10/1/27 (Prerefunded 10/1/17)	AAA/P	1,995,000	2,088,426

Southold, Local Dev. Corp. Rev. Bonds (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,555,033

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5.25%, 9/1/33	A3	1,050,000	1,228,857

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5.00%, 9/1/41	A3	1,750,000	1,989,313

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6.00%, 12/1/40	BBB-/F	1,225,000	1,376,324

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	1,555,000	1,556,291

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry), 4.625%, 11/1/16	BBB-	1,000,000	1,005,540

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U.)
Ser. A-2, 0.56%, 12/1/37	VMIG1	7,535,000	7,535,000
Ser. A-1, 0.56%, 7/1/37	VMIG1	5,890,000	5,890,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5.00%, 6/1/34	B	3,500,000	3,507,945

Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5.375%, 7/1/41	A2	1,000,000	1,156,470
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB	2,800,000	3,225,544

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,792,088
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,639,688
Ser. A, 5.00%, 11/15/39	Aa3	3,500,000	4,189,850
Ser. C, 5.00%, 11/15/29	Aa3	2,500,000	2,728,775
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,566,902
Ser. A, zero %, 11/15/30	A1	7,000,000	4,865,210

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2
6.125%, 11/1/37	Baa2	380,000	442,814
U.S. Govt. Coll., 6.125%, 11/1/37 (Prerefunded 11/1/20)	AAA/P	3,005,000	3,644,915

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5.50%, 5/1/42	BB+	2,750,000	3,229,188

Westchester Cnty., Local Dev. Corp. Rev. Bonds (Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	4,111,625

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5.125%, 6/1/38	BBB	5,060,000	5,136,963

Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,150,000	2,575,098

Yonkers, G.O. Bonds, Ser. E, AGM, 5.00%, 9/1/23	AA	3,135,000	3,843,855

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB-	2,000,000	2,001,360
(Sarah Lawrence College), Ser. A, 6.00%, 6/1/41	BBB	2,500,000	2,796,125

			1,065,336,429
Oklahoma (0.1%)

OK State Tpk. Auth. VRDN, Ser. F, 0.58%, 1/1/28	VMIG1	1,000,000	1,000,000

			1,000,000
Puerto Rico (1.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5.625%, 5/15/43	Ba2	1,150,000	1,150,207
5.50%, 5/15/39	Ba1	2,250,000	2,267,348

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/20	AA-	365,000	390,868
NATL, U.S. Govt. Coll., 5.50%, 7/1/20 (Escrowed to maturity)	Ca	635,000	744,157
NATL, 5.50%, 7/1/19	AA-	540,000	572,454
NATL, U.S. Govt. Coll., 5.50%, 7/1/19 (Escrowed to maturity)	Ca	2,460,000	2,779,456

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
AMBAC, zero %, 8/1/47	Caa3	15,000,000	2,503,650
NATL, zero %, 8/1/43	AA-	5,000,000	1,076,950

			11,485,090
Texas (0.5%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.60%, 12/1/24	A-1+	4,380,000	4,380,000

Mission, Econ. Dev. Corp. Solid Waste Disp. Mandatory Put Bonds (10/3/16) (Republic Svcs., Inc.), Ser. A, 0.60%, 1/1/20	BBB+	1,750,000	1,750,000

			6,130,000
Utah (0.1%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.58%, 5/15/36	Aa1	1,460,000	1,460,000

			1,460,000
Virgin Islands (0.4%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A-1, 5.00%, 10/1/39	BBB	2,325,000	2,302,936
Ser. A, 5.00%, 10/1/25	BBB	2,000,000	2,010,146

			4,313,082

Total municipal bonds and notes (cost $1,023,737,631)			$1,113,445,616

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)(NON)		600	$1,487,628

Total unitized trust (cost $1,816,443)			$1,487,628

TOTAL INVESTMENTS

Total investments (cost $1,025,554,074)(b)			$1,114,933,244

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,130,414,702.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,026,161,273, resulting in gross unrealized appreciation and depreciation of $89,370,450 and $598,479, respectively, or net unrealized appreciation of $88,771,971.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Tax bonds	15.5%
	Prerefunded	14.8
	Education	14.5
	Transportation	10.8
	Utilities	10.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,113,445,616	$—
Unitized trust	—	—	1,487,628

Totals by level	$—	$1,113,445,616	$1,487,628

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016